COST OF REVENUES	12 Months Ended
Dec. 31, 2021
Cost Of Revenues
COST OF REVENUES	NOTE 17 - COST OF REVENUES
	Year ended December 31
	2021	2020

Materials and other costs	$6,504	$3,418
Freights and customs	609	332
Depreciation	734	68
	$7,847	$3,818